Trade receivables and contract assets (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenue
Total contract assets	R$ 147,620	R$ 217,250
Gross amount
Net revenue
Expected credit losses	(1,712)	(653)
Contract assets
Net revenue
Expected credit losses	(1,193)	(673)	R$ (913)
Due from Brazil market | Gross amount
Net revenue
Total contract assets	77,933	94,613
Due from US market | Gross amount
Net revenue
Total contract assets	38,248	104,836
Due from other markets | Gross amount
Net revenue
Total contract assets	R$ 32,632	R$ 18,474